BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstract]
Total borrowings	$ 345,031	$ 299,709
Term Loan B Facility
Basis points	LIBOR + 425 bps
Amortization profile	1.00%
Percentage of loan net of discount	98.00%
Term	5 years
Number of new vessels partly financed	4
Amount held in escrow, partially released	98,179
Outstanding balance	245,000
Number of installments	20
Installment amount	625
Balloon payment	237,500
July 2012 Credit Facility
Prepayment from the proceed of new loan	101,614
Number of installments partially prepaid	16
Outstanding balance	100,020
Number of quarterly installments	16
5 quarterly installments amount	496
9 quarterly installments amount	3,456
1 quarterly installment amount	2,346
1 quarterly installment amount	5,897
Balloon payment	58,223
Basis points	from 180 to 205 bps plus LIBOR or the actual cost of funds
Write off of deferred financing fees	1,319
August 2012 Credit Facility
Outstanding balance repaid	41,225
Write off of deferred financing fees	$ 707